REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Schedule of actual capital amounts and ratios
			For Minimum Capital		For Minimum Regulatory
(Dollars in Thousands)	Actual		Adequacy Purposes		Compliance Purposes
As of December 31, 2012	Amount	Ratio	Amount	Ratio > or =	Amount	Ratio > or =
Total Capital (to Risk-Weighted
Assets) Consolidated	$109,011	15.8%	$55,265	8.0%	$ -	-
Bank	106,075	15.5%	54,890	8.0%	68,613	10.0%
Tier I Capital (to Risk-Weighted
Assets) Consolidated	100,338	14.5%	27,603	4.0%	-	-
Bank	97,402	14.2%	27,418	4.0%	41,127	6.0%
Tier I Capital (to Average
Assets) Consolidated	100,338	9.7%	41,505	4.0%	-	-
Bank	97,402	9.4%	41,492	4.0%	51,865	5.0%
As of December 31, 2011
Total Capital (to Risk Weighted
Assets) Consolidated	$107,856	16.9%	$50,986	8.0%	$ -	-
Bank	104,856	16.5%	50,674	8.0%	63,343	10.0%
Tier I Capital (to Risk-Weighted
Assets) Consolidated	99,923	15.7%	25,502	4.0%	-	-
Bank	96,923	15.3%	25,333	4.0%	38,000	6.0%
Tier I Capital (to Average
Assets)Consolidated	99,923	10.1%	39,588	4.0%	-	-
Bank	96,923	9.8%	39,575	4.0%	49,469	5.0%